Unaudited Consolidated Condensed Statement of Operations - USD ($)	3 Months Ended	7 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
General and administrative expenses	$ 1,851,442	$ 213,673
Administrative expenses - related party	45,000	60,000
Franchise tax expense	50,095	114,023
Loss from operations	(1,946,537)	(387,696)
Other (expense) income:
Change in fair value of derivative warrant liabilities	(18,920,000)	(15,340,000)
Net gain from investments held in Trust Account	24,904	67,571
Net loss	$ (20,841,633)	$ (16,134,515)
Class A Common Stock
Other (expense) income:
Weighted average shares outstanding common stock (in Shares)	20,000,000	20,000,000
Basic and diluted net loss per share (in Dollars per share)
Class B Common Stock
Other (expense) income:
Weighted average shares outstanding common stock (in Shares)	5,000,000	5,000,000
Basic and diluted net loss per share (in Dollars per share)	$ (4.17)	$ (3.23)